FINANCIAL RISK MANAGEMENT (Tables)	12 Months Ended
Jun. 30, 2022
Financial Risk Management
SCHEDULE OF FINANCIAL ASSETS AND LIABILITIES IN FOREIGN CURRENCIES

The Company’s exposure to foreign currency risk at the end of the reporting period, expressed in Australian dollar, was as follows:

	June 30, 2022			June 30, 2021
	USD	CAD	EUR	USD	CAD	EUR
	$	$	$	$	$	$
Cash at Bank / on hand	3,299,787	3,318	199,758	7,868,978	-	36,787
Trade and other receivables	606,075	-	16,033	31,908	-	-
Trade and other payables	(412,511)	(1,652)	(46,790)	(27,001)	(1,236)	-

SCHEDULE OF MATURITIES OF FINANCIAL LIABILITIES

The tables below analyse the Company’s financial liabilities into relevant maturity groupings based on their contractual maturities. The amounts disclosed in the table are the contractual undiscounted cash flows.

Contractual maturities	Less than 6 months	6 – 12 months	Between 1 and 2 years	Between 2 and 5 years	Over 5 years	Total contractual cash flows	Carrying amount (assets)/ liabilities
of financial liabilities	$	$	$	$	$	$	$
At June 30, 2022
Trade and other payables	2,122,379	-	-	-	-	2,122,379	2,122,379
Lease liabilities	133,507	136,250	255,601	163,896	-	689,254	652,526
Total	2,255,886	136,250	255,601	163,896	-	2,811,633	2,774,905

Contractual maturities of	Less than 6 months	6 – 12 months	Between 1 and 2 years	Between 2 and 5 years	Over 5 years	Total contractual cash flows	Carrying amount (assets)/ liabilities
financial liabilities	$	$	$	$	$	$	$
At June 30, 2021
Trade and other payables	760,350	-	-	-	-	760,350	760,350
Lease liabilities	129,057	50,569	24,412	-	-	204,038	204,038
Total	889,407	50,569	24,412	-	-	964,388	964,388

SCHEDULE OF EXPOSURE TO INTEREST RATE RISKS AND EFFECTIVE INTEREST RATES OF FINANCIAL ASSETS AND LIABILITIES

The exposure to interest rate risks and the effective interest rates of financial assets and liabilities, both recognised and unrealised, for the Company is as follows:

		Floating rate	Fixed rate	Carrying amount	Weighted ave. effective rate	Ave. maturity Period
	Year	A$	A$	A$	%	Days
Financial assets
Cash at bank / on hand	2022	1,971,827	9,759,498	11,731,325	1.31	At call
	2021	2,955,047	17,947,235	20,902,282	0.2%	At call
Performance bond / deposits	2022	-	13,257	13,257	-	At call
	2021	-	1,856	1,856	-	At call
Totals	2022	1,971,827	9,772,755	11,744,582
	2021	2,955,047	17,949,091	20,904,138
Financial liabilities
Borrowings	2022	-	-	-	-	-
	2021	-	-	-	-	-
Leases	2022	-	652,526	652,526	4.55	-
	2021	-	204,038	204,038	5.37%	-
Totals	2022	-	652,526	652,526
	2021	-	204,038	204,038